13. Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of future minimum lease payments
Year Ending
December 31
2013	512,000
2014	568,000
2015	581,000
2016	593,000
2017	604,000
Thereafter	2,265,000
Total	$5,123,000